Capital Stock	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Capital Stock [Abstract]
Capital Stock

Note 5 - Capital Stock

Capital Stock

At June 30, 2026, the authorized capital of the Company consisted of 1,010,000,000 shares of capital stock, comprised of 1,000,000,000 shares of common stock with a par value of $0.0001 per share, and 10,000,000 shares of preferred stock with a par value of $0.0001 per share. The Company has designated 10,000 shares of its preferred stock as Series A Convertible Preferred Stock (“Series A Preferred Stock”), 1,000 shares of its preferred stock as Series B Convertible Preferred Stock (“Series B Preferred Stock”), 100,000 shares of its preferred stock as Series C Preferred Stock, and the remainder of the 9,889,000 preferred shares remain authorized but undesignated.

As of June 30, 2026, there were 1,499,838 shares of common stock outstanding (which excludes both the 69 unvested shares of restricted stock described in Note 6 below, the 1 share of common stock into which the outstanding shares of Series A Preferred Stock are convertible and includes 6 shares issued but held in treasury), 17.488 shares of Series A Preferred Stock, and no shares of Series B Preferred Stock or Series C Preferred Stock issued and outstanding, and a stock payable balance of $0.

During the six months ended June 30, 2026, the Company issued a total of 82,174 shares of its common stock under the October 2025 ATM Agreement (as defined below) in return for aggregate net proceeds of $357,684, which takes into account $11,062 in compensation paid to Lucid Capital Markets, LLC (“Lucid”) in its role as Sales Agent under the October 2025 ATM Agreement.

During the six months ended June 30, 2026, the Company issued a total of 66,846 shares of its common stock (along with 511,541 Prefunded Warrants and 1,156,774 Warrants) as part of the 2026 Private Placement (described below) in return for aggregate net proceeds of $3,800,002. The Company also issued 145,015 RSUs and 29,326 RSAs in return for aggregate net proceeds of $933,907 and $101,175, respectively.

At-the-Market Equity Offering Program

On February 14, 2024, the Company entered into a new At-The-Market Issuance Sales Agreement with Ascendiant Capital Markets LLC (the “February 2024 ATM Agreement”) to sell shares of common stock for aggregate gross proceeds of up to $6.2 million, which replaced the Company’s prior At-The-Market Issuance Sales Agreement. On October 13, 2025, the Company terminated the February 2024 ATM Agreement. On October 29, 2025, the Company entered into an At-The-Market Issuance Sales Agreement with Lucid, as sales agent, pursuant to which the Company may offer and sell, from time to time through Lucid, shares of Common Stock for aggregate gross proceeds of up to $1,750,000 (the “October 2025 ATM Agreement”).

Note 7 - Capital Stock

Reverse Stock Splits

On August 16, 2024, the Company filed with the Secretary of State of the State of Delaware a certificate of amendment to its certificate of incorporation, which effectuated as of August 20, 2024 at 12:01 a.m. Eastern Time a reverse split of the Company’s common stock by a ratio of one-for-50 (the “August 2024 Reverse Stock Split”).

On November 4, 2024, the Company filed with the Secretary of State of the State of Delaware a certificate of amendment to its certificate of incorporation, which effectuated as of November 7, 2024 at 12:01 a.m. Eastern Time a reverse split of the Company’s common stock by a ratio of one-for-35 (the “November 2024 Reverse Stock Split”).

All per share amounts (including exercise prices) and number of shares in the consolidated financial statements and related notes have been retroactively restated to reflect both the August 2024 Reverse Stock Split and the November 2024 Reverse Stock Split.

The August 2024 Reverse Stock Split and the November 2024 Reverse Stock Split resulted in a proportionate adjustment to the per share conversion or exercise price and the number of shares of common stock issuable upon the conversion or exercise of outstanding preferred stock, stock options and warrants, as well as the number of shares of common stock eligible for issuance under the Omnibus Plan.

Capital Stock

At December 31, 2025, the authorized capital of the Company consisted of 1,010,000,000 shares of capital stock, comprised of 1,000,000,000 shares of common stock with a par value of $0.0001 per share, and 10,000,000 shares of preferred stock with a par value of $0.0001 per share. The Company has designated 10,000 shares of its preferred stock as Series A Convertible Preferred Stock (“Series A Preferred Stock”), 1,000 shares of its preferred stock as Series B Convertible Preferred Stock (“Series B Preferred Stock”), 100,000 shares of its preferred stock as Series C Preferred Stock, and the remainder of the 9,889,000 preferred shares remain authorized but undesignated.

As of December 31, 2025, there were 1,176,477 shares of common stock (which excludes both the 69 unvested shares of restricted stock described in Note 8 below, the 1 share of common stock into which the outstanding shares of Series A Preferred Stock are convertible and does include 12,857 shares of common stock due to exercise of warrants and 6 shares issued but held in treasury), 17.488 shares of Series A Preferred Stock, and no shares of Series B Preferred Stock or Series C Preferred Stock issued and outstanding, and a stock payable balance of $0.

During the year ended December 31, 2025, the Company issued a total of 639,569 shares of its common stock, as follows:

Private Placement offering (described below):

•
379,539 shares of its common stock (along with 364,801 Prefunded Warrants and 1,488,680 Warrants) in return for aggregate net proceeds of $4,514,482;

Other issuances:

•
249,994 shares of its common stock in return for aggregate net proceeds of $1,152,682 under the February 2024 ATM Agreement
•
10,036 shares of its common stock in return for aggregate net proceeds of $65,559 under the February 2024 ATM Agreement

During the year ended December 31, 2024, the Company issued a total of 530,971 shares of its common stock, as follows:

Private placement (described below):

•
3,490 shares of its common stock in return for aggregate net proceeds of $728,503 under the Placement Agreement;
•
31,666 shares of its common stock upon exercise of pre-funded warrants for aggregate net proceeds of $6,609,831 under the Placement Agreement (includes net proceeds from sale and exercise of pre-funded warrants);

Other issuances:

•
68 shares of its common stock upon warrant exercises for aggregate net proceeds of $77,419;
•
181 shares of its common stock in return for aggregate net proceeds of $419,967 under the June 2021 ATM Agreement;
•
5 shares of its common stock upon conversion of 123.909 shares of its Series A Preferred Stock;
•
46 shares of the previously issued restricted common stock vested (which were issued for services and valued at $80,000); and
•
39 shares of common stock issued as beneficial round up shares as a result of our reverse stock splits.

Series B warrant exercises:

•
495,476 shares of its common stock upon cashless exercises of Series B Warrants.

Recent Offerings

On October 15, 2025, the Company closed a private placement offering (the “Private Placement”) of an aggregate of 744,340 shares of its common stock, or prefunded warrants in lieu thereof, and warrants to purchase an aggregate of up to 1,488,680 shares of common sock at a per share exercise price of $6.32 (or $6.81 in respect of warrants purchased by a member of the Company’s board of directors), for net proceeds of $4,514,482.

On June 4, 2024, the Company entered into a placement agency agreement (the “Placement Agreement”) with Craig-Hallum Capital Group LLC (the “Placement Agent”) pursuant to which the Placement Agent served, on a best efforts basis, in connection with the issuance and sale (the “Offering”) of 3,490 shares of common stock and 31,674 pre-funded warrants to purchase up to an aggregate of 31,666 shares of common stock (the “pre-funded warrants”), together with Series A warrants to purchase up to an aggregate of 178,255 shares of common stock (the “Series A Warrants”) and Series B warrants to purchase up to an aggregate of 178,255 shares of common stock (the “Series B Warrants” and, together with the Series A Warrants, the “Series Warrants”). The common stock, pre-funded warrants and Series Warrants were sold in a fixed combination, with each share of common stock or pre-funded warrant accompanied by a Series A Warrant to purchase one share of common stock and a Series B Warrant to purchase one share of common stock. In connection with the Offering, the Company also issued to the Placement Agent warrants (“Placement Agent Warrants”) to purchase up to 1,758 shares of common stock. The Offering closed on June 5, 2024. The purchase price of each share of common stock and accompanying Series Warrants was $227.50 and the purchase price of each pre-funded warrant and accompanying common warrants was $227.325.

The Company received net proceeds from the Offering, after deducting offering expenses payable by the Company, of $7,338,333.

The Offering was made pursuant to the Company’s registration statement on Form S-1 (File No. 333-278842), declared effective by the SEC on June 4, 2024.

The Series Warrants were first exercised in connection with effectiveness of the amendment to the Company’s certificate of incorporation filed for the August 2024 Reverse Stock Split (the “Initial Exercise Date”). Each Series A Warrant will expire five years from the Initial Exercise Date. Each Series B Warrant will expire two and one-half years from the Initial Exercise Date.

In addition, the Series Warrants include a provision that resets their respective exercise prices in the event of a reverse split of the Company’s common stock to a price equal to the lesser of (i) the then current exercise price and (ii) lowest volume weighted average price (“VWAP”) during the period commencing five trading days immediately preceding and the five trading days commencing on the date the Company effects a reverse stock split, (such lower price, the “Floor Price”), provided that such Floor Price shall not be lower than $0.0434 (subject to adjustment for reverse and forward splits, recapitalizations and similar transactions), with a proportionate adjustment to the number of shares underlying the Series Warrants. The effect of the Company’s August 2024 and November 2024 reverse splits are that the number of shares underlying the Series A Warrants and Series B Warrants totaled 178,255 each.

Subject to certain exceptions, the Series A Warrants provide for an adjustment to the exercise price and number of shares underlying the Series A Warrants upon the Company’s issuance of Common Stock or Common Stock equivalents at a price per share that is less than the exercise price of the Series A Warrants, provided that such adjusted price shall be no less than $75.95.

Under the alternate cashless exercise option of the Series B Warrants, the holder of a Series B Warrant has the right to receive an aggregate number of shares equal to the product of (x) the aggregate number of shares of common stock that would be issuable upon a cashless exercise of the Series B Warrant using $1.75 as the exercise price for that purpose and (y) 3.0.

A holder does not have the right to exercise any portion of the Series A Warrants or Series B Warrants if the holder (together with its affiliates) would beneficially own in excess of 4.99% of the number of shares of the Company’s common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Series A Warrants and Series B Warrants. However, any holder may increase or decrease such percentage to any other percentage not in excess of 9.99%, provided that any increase in such percentage shall not be effective until 61 days following notice from the holder to us.

Pursuant to the Placement Agreement, in addition to the Placement Agent Warrants described above, the Company paid the Placement Agent a cash placement fee equal to 7.0% of the aggregate gross proceeds raised in the Offering. The Company reimbursed expenses of the Placement Agent in connection with the Offering, including but not limited to legal fees, of $100,000. The Placement Agent Warrants have an expiration date of three and one-half years from the Initial Exercise Date and were immediately exercisable upon issuance.

At-the-Market Equity Offering Programs

On June 21, 2021, the Company entered into the At-The-Market Issuance Sales Agreement with Ascendiant (the “June 2021 ATM Agreement”) to sell shares of common stock for aggregate gross proceeds of up to $20.0 million, from time to time, through an “at-the-market” equity offering program under which Ascendiant acts as sales agent. Prior to its replacement by the February 2024 ATM Agreement (as defined below), under the June 2021 ATM Agreement the Company issued an aggregate of 1,547 shares of common stock in return for net proceeds of $11,407,240, resulting in $354,527 of compensation paid to Ascendiant. On February 14, 2024, the Company entered into a new At-The-Market Issuance Sales Agreement with Ascendiant (the “February 2024 ATM Agreement”) to sell shares of common stock for aggregate gross proceeds of up to $6.2 million, which replaced the June 2021 ATM Agreement. As of December 31, 2025, the Company had sold 249,994 shares of common stock in return for net proceeds of $1,152,682, resulting in $35,953 of compensation paid to Ascendiant under the February 2024 ATM Agreement. On October 29, 2025, the Company entered into an At-The-Market Issuance Sales Agreement with Lucid, as sales agent (“Lucid”), pursuant to which the Company may offer and sell, from time to time through Lucid, shares of Common Stock for aggregate gross proceeds of up to $1,750,000 (the “October 2025 ATM Agreement”). In the month of December 2025, the Company sold 10,036 shares of common stock in return for net proceeds of $65,559, resulting in $2,028 of compensation paid to Lucid under the October 2025 ATM Agreement. As of December 31, 2025, the Company had sold 260,036 shares through ATM Agreement.